Schedule of plant and equipment (Details) - SGD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	$ 494,130	$ 430,004
Additions		68,600
Written-off	(108,997)	(4,474)
Disposals	(14,929)
Plant and equipment, cost	370,204	494,130	$ 430,004
Plant and equipment, accumulated depreciation	373,685	168,779
Depreciation	55,754	207,649	123,006
Written-off	(55,702)	(2,743)
Disposals	(9,577)
Plant and equipment, accumulated depreciation	364,160	373,685	168,779
Plant and equipment, carrying amount	6,044	120,445
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	96,232	98,561
Additions		2,145
Written-off		(4,474)
Disposals	(1,012)
Plant and equipment, cost	95,220	96,232	98,561
Plant and equipment, accumulated depreciation	91,815	80,002
Depreciation	4,146	14,556
Written-off		(2,743)
Disposals	(814)
Plant and equipment, accumulated depreciation	95,147	91,815	80,002
Plant and equipment, carrying amount	73	4,417
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	13,917	13,917
Additions
Written-off
Disposals	(13,917)
Plant and equipment, cost		13,917	13,917
Plant and equipment, accumulated depreciation	8,074	5,318
Depreciation	689	2,756
Written-off
Disposals	(8,763)
Plant and equipment, accumulated depreciation		8,074	5,318
Plant and equipment, carrying amount		5,843
Office euipments [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	6,247	6,247
Additions
Written-off	(6,247)
Disposals
Plant and equipment, cost		6,247	6,247
Plant and equipment, accumulated depreciation	5,317	4,903
Depreciation	103	414
Written-off	(5,420)
Disposals
Plant and equipment, accumulated depreciation		5,317	4,903
Plant and equipment, carrying amount		930
Renovation [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	102,750	102,750
Additions
Written-off	(102,750)
Disposals
Plant and equipment, cost		102,750	102,750
Plant and equipment, accumulated depreciation	43,723	17,489
Depreciation	6,559	26,234
Written-off	(50,282)
Disposals
Plant and equipment, accumulated depreciation		43,723	17,489
Plant and equipment, carrying amount		59,027
Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Plant and equipment, cost	274,984	208,529
Additions		66,455
Written-off
Disposals
Plant and equipment, cost	274,984	274,984	208,529
Plant and equipment, accumulated depreciation	224,756	61,067
Depreciation	44,257	163,689
Written-off
Disposals
Plant and equipment, accumulated depreciation	269,013	224,756	$ 61,067
Plant and equipment, carrying amount	$ 5,971	$ 50,228